Stock-Based Compensation	3 Months Ended
Mar. 31, 2026
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 9 - STOCK-BASED COMPENSATION:

Stock Options

As of March 31, 2026, and December 31, 2025, the number of ordinary shares included in the Company’s option plans totaled to 49,893,452 and 44,740,618, respectively.

5,372,834 out of the outstanding options that have not yet vested as of March 31, 2026, have acceleration mechanisms according to certain terms set forth in the grant agreements primarily in the case of an M&A Transaction which constitutes a Liquidation Event.

As of March 31, 2026, the unrecognized compensation costs related to those unvested stock options are $3,441 thousand, which are expected to be recognized over a weighted-average period of 2.32 years.

The following is a summary of the status of the Company’s share option plan as of March 31, 2026:

	Three months ended
	March 31, 2026
	Number of Options	Weighted-Average Exercise price
Options outstanding as of December 31, 2025	15,857,856	$1.81
Granted during the period	397,628	$1.66
Exercised during the period	(933,422)	$0.83
Forfeited during the period	(176,644)	$2.59
Options outstanding as of March 31, 2026	15,145,418	$1.86
Options exercisable as of March 31, 2026	8,214,606	$1.12

The following table summarizes information about stock options outstanding as of March 31, 2026:

Outstanding as of March 31, 2026					Exercisable as of March 31, 2026
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	7,304,858	3.25	0.82	2,284	7,301,513	3.25	0.82	2,284
$1.66-$1.87	400,941	6.78	1.66	-	3,313	4.78	1.87	-
$2.00-$2.13	2,405,710	6.69	2.00	-	27,855	5.50	2.13	-
$2.27	1,224,460	6.25	2.27	-	7,827	6.43	2.27	-
$2.39-$2.41	740,827	5.34	2.40	-	542,038	5.28	2.40	-
$3.25	1,350,000	6.71	3.25	-	-	-	-	-
$4.25	1,350,000	6.71	4.25	-	-	-	-	-
$4.99	168,165	3.50	4.60	-	140,353	3.61	4.74	-
$5.36	140,000	3.25	5.36	-	131,250	3.25	5.36	-
$7.58	56,920	2.80	7.58	-	56,920	2.80	7.58	-
$9.07	3,537	2.71	9.07	-	3,537	2.71	9.07	-

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the three months ended on March 31, 2026	For the three months ended on March 31, 2025
Expected term	4	4-5
Expected volatility	68.19%	59.63%-63.35%
Expected dividend rate	0%	0%
Risk-free rate	3.65%	4.34%-4.36%

During the three-month period ended on March 31, 2026, 397,628 options were granted to related parties (please refer to Note 14 for further information).

As of March 31, 2026, the unrecognized compensation costs related to unvested stock options was $4,405 thousand, which are expected to be recognized over a weighted-average period of 3.09 years.

The weighted-average fair value of the options that were granted during the period ended March 31, 2026, was $1.66 at the grant date.

The total intrinsic value of options exercised during the period of three months ended March 31, 2026 was $693 thousand.

The following table presents the classification of the stock options expenses for the periods indicated:

	Three months Ended March 31
	2026	2025
	U.S. dollars in thousands
Cost of revenue	20	27
Research and development	41	135
Sales and marketing	43	58
General and administrative	408	163
Total stock-based compensation	512	383

Restricted Stock Units

The following is a summary of the status of the Company’s RSU’s as of March 31, 2026, as well as changes during the period of three months ended March 31, 2026:

	Number of RSUs	Weighted-Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	8,602,317	$2.95
Granted during the period	4,153,811	$1.32
Vested during the period	(1,738,725)	$3.35
Forfeited during the period	(417,140)	$2.84
Outstanding at the end of the period	10,600,263	$2.25

As of March 31, 2026, the unrecognized compensation cost related to unvested RSUs totaled to approximately $20,932 thousand and is expected to be expensed over a weighted-average recognition period of approximately 2.63 years.

During the three-month period ended on March 31, 2026, 688,929 RSU’s were granted to several related parties (please refer to Note 14 regarding Related Parties).

The following table presents the classification of RSU’s expenses for the periods indicated:

	Three months ended March 31,
	2026	2025
	U.S. dollars in thousands
Cost of revenue	184	223
Research and development	1,266	1,736
Sales and marketing	640	1,169
General and administrative	534	655
Total stock-based compensation-RSUs	2,624	3,783